Covered Assets and Indemnification Asset (Details) (USD $)			12 Months Ended									0 Months Ended			12 Months Ended				0 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2013 Acquired loans	Jun. 30, 2014 Covered loans	Dec. 31, 2013 Covered loans	Jun. 30, 2014 Covered loans Commercial and Industrial	Dec. 31, 2013 Covered loans Commercial and Industrial	Jun. 30, 2014 Covered loans Real estate	Dec. 31, 2013 Covered loans Real estate	Jun. 30, 2014 Covered loans Construction and Land Development	Dec. 31, 2013 Covered loans Construction and Land Development	Sep. 13, 2013 Covered loans Acquired loans	Sep. 13, 2013 Bank Covered loans Acquired loans	Sep. 13, 2013 Bank FNB	Dec. 31, 2013 Bank FNB	Sep. 13, 2013 Bank FNB Commercial and Industrial	Sep. 13, 2013 Bank FNB Real estate	Sep. 13, 2013 Bank FNB Construction and Land Development	Sep. 13, 2013 Bank FNB Covered loans Commercial	Sep. 13, 2013 Bank FNB Covered loans Single family residential loans
Covered assets and indemnification asset
Percentage of losses to be absorbed by FDIC on the first $240.4 million of losses incurred as per the loss sharing agreement														80.00%
Threshold amount of losses incurred for 80% of losses to be absorbed by FDIC as per the loss sharing agreement, first layer														$ 240,400,000
Percentage of losses to be absorbed by FDIC in excess of $240.4 million up to and including $365.7 million of losses incurred as per the loss sharing agreement														0.00%
Threshold amount of losses incurred for 0% of losses to be absorbed by FDIC as per the loss sharing agreement, second layer														365,700,000
Percentage of losses to be absorbed by FDIC in excess of $365.7 million of losses incurred as per the loss sharing agreement														80.00%
Period of loss-sharing agreements in effect																			5 years	10 years
Period of loss recovery provisions in effect																			8 years	10 years
Period for which payment is required to be made to the FDIC of true-up amount														10 years	10 years
Fair value of loans acquired												1,100,000,000	1,100,000,000	1,159,467,000		95,625,000	854,217,000	184,916,000
Carryover of the allowance for loan losses recorded			0									0	0	0
Total covered loans				845,013,000	1,006,369,000	50,016,000	66,943,000	698,225,000	787,982,000	96,772,000	151,444,000
Allowance for covered loans	(4,115,000)	(1,061,000)		(4,115,000)	(1,061,000)
Total covered loans, net of allowance	$ 840,898,000	$ 1,005,308,000		$ 840,898,000	$ 1,005,308,000